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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept. 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 Wes Monroe
                 -------------------------------
                 Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312.692.7564
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Constance Wick                Chicago, IL       Nov. 12, 2010
   -------------------------------    -----------------    -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 68
                                        --------------------

Form 13F Information Table Value Total: 983,840
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
Column 1                  Column 2         Column 3  Column 4      Column 5       Column 6   Column 7            Column 8
------------------------- ---------------- --------- -------- ------------------- ---------- ---------- ---------------------------
                                                     VALUE    SHRS OR    SH/ PUT/ INVESTMENT OTHER           VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE        SHARED   NONE
------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ---------- ----------- -------- ------
Alliant Techsystems Inc   Note 3.000% 8/1  018804AK0   31,400 27,500,000 PRN            SOLE             27,500,000
Alliant Techsystems Inc   Note 2.750% 9/1  018804AN4    2,513  2,500,000 PRN            SOLE              2,500,000
American Med Sys Hldgs    Note 4.000% 9/1  02744MAB4   15,594 12,500,000 PRN            SOLE             12,500,000
AmeriCredit Corp          Note 2.125% 9/1  03060RAR2   12,760 12,760,000 PRN            SOLE             12,760,000
AmeriCredit Corp          Note 0.750% 9/1  03060RAP6    5,000  5,000,000 PRN            SOLE              5,000,000
Amerigroup Corp           Note 2.00% 5/1   03073TAB8    3,437  3,000,000 PRN            SOLE              3,000,000
Amgen Inc                 Note 0.125% 2/0  031162AN0   38,594 38,730,000 PRN            SOLE             38,730,000
Amgen Inc                 Note   3/0       031162AL4      414    538,000 PRN            SOLE                538,000
Amylin Pharmaceuticals
 Inc                      Note 2.500% 4/1  032346AD0   10,699 10,686,000 PRN            SOLE             10,686,000
Asia Entn & Resources Ltd *W EXP 10/08/201 G0539K116      279     50,000  SH            SOLE                 50,000
Capital One Financial
 Corp                     Com              14040H105      969     24,500  SH            SOLE                 24,500
Cephalon Inc              Note 2.000% 6/0  156708AP4    2,835  2,000,000 PRN            SOLE              2,000,000
Chevron Corp              Com              166764950    4,863     60,000  SH  PUT       SOLE                 60,000
China Medical
 Technologies             Note 4.000% 8/1  169483AC8    7,378  8,810,000 PRN            SOLE              8,810,000
China Medical
 Technologies             Com              169483954    3,655    281,400  SH  PUT       SOLE                281,400
Continental Airlines Inc  Note 5.000% 6/1  210795PJ3   25,311 20,017,000  SH            SOLE             20,017,000
Core Laboratories LP      Note 0.250% 10/3 21868FAB9   33,655 17,477,000  SH            SOLE             17,477,000
DJSP Enterprises Inc      *W EXP 08/11/201 G7982P120       83     23,700  SH            SOLE                 23,700
DryShips Inc              Note 5.000% 12/0 262498AB4   22,121 23,500,000 PRN            SOLE             23,500,000
Earthlink Inc             FRNT 3.250% 11/1 270321AA0   20,270 17,325,000 PRN            SOLE             17,325,000
EMC Corp/Massachusetts    Note 1.750% 12/0 268648AK8   32,845 25,000,000 PRN            SOLE             25,000,000
EMC Corp/Massachusetts    Note 1.750% 12/0 268648AM4    6,897  5,000,000 PRN            SOLE              5,000,000
Equinix Inc               Note 4.750% 6/1  29444UAH9   14,829 10,415,000 PRN            SOLE             10,415,000
Exterran Holdings Inc     Note 4.250% 6/1  30225XAA1    3,604  3,000,000 PRN            SOLE              3,000,000
Ford Motor Co             Note 4.250% 12/1 345370CF5   14,900 10,000,000 PRN            SOLE             10,000,000
Ford Motor Co             Note 4.250% 11/1 345370CN8   65,384 44,000,000 PRN            SOLE             44,000,000
Freeport-McMoRan Copper &
 Gold                     Com              35671D957   28,008    328,000  SH  PUT       SOLE                328,000
Gilead Sciences Inc       Note 0.500% 5/0  375558AG8   32,483 31,500,000 PRN            SOLE             31,500,000
Great Atlantic & Pacific
 Tea                      Com              390064103      672    169,615  SH            SOLE                169,615
Hertz Global Holdings Inc Note 5.250% 6/0  42805TAA3    7,469  5,072,000 PRN            SOLE              5,072,000
Human Genome Sciences Inc Note 2.250% 10/1 444903AK4   17,598  8,810,000 PRN            SOLE              8,810,000
Information Services
 Group Inc                *W EXP 01/31/201 45675Y112      360    201,383  SH            SOLE                201,383
iShares Tr                MSCI Emerg Mkt   464287954   13,431    300,000  SH  PUT       SOLE                300,000
iShares Tr                Russell 2000     464287955   27,000    400,000  SH  PUT       SOLE                400,000
JetBlue Airways Corp      DBCV 5.500% 10/1 477143AD3   11,340  7,000,000 PRN            SOLE              7,000,000
JetBlue Airways Corp      DBCV 5.500% 10/1 477143AE1   23,870 14,000,000 PRN            SOLE             14,000,000
JetBlue Airways Corp      DBCV 6.750% 10/1 477143AF8    6,360  4,000,000 PRN            SOLE              4,000,000
KV Pharmaceutical Co      Note 2.500% 5/1  482740AC1      708  1,200,000 PRN            SOLE              1,200,000
L-3 Communications Hldgs  DEBT 3.000% 8/0  502413AW7   19,907 19,765,000 PRN            SOLE             19,765,000
Laboratory Corp Amer
 Hldgs                    Note   9/1       50540RAG7   34,608 32,826,000 PRN            SOLE             32,826,000
Macrovision Corp          Note 2.625% 8/1  555904AB7   22,493 12,500,000 PRN            SOLE             12,500,000
McDonald's Corp           Com              580135951   17,242    231,400  SH  PUT       SOLE                231,400
MetLife Inc               Com              59156R108    3,114     81,000  SH            SOLE                 81,000
MF Global Ltd             Note 9.000% 6/2  55276YAB2    7,636  6,600,000 PRN            SOLE              6,600,000
Mueller Water Products
 Inc                      Com Ser A        624758108      529    175,000  SH            SOLE                175,000
Mylan Inc                 Note 3.750% 9/1  628530AJ6   28,823 18,300,000 PRN            SOLE             18,300,000
Nash Finch Co             Note 1.631% 3/1  631158AD4    4,056  8,172,000 PRN            SOLE              8,172,000
National City Corp        Note 4.000% 2/0  635405AW3    1,379  1,365,000 PRN            SOLE              1,365,000
Owens-Illinois Inc        Com New          690768403      210      7,500  SH            SOLE                  7,500
PHH Corp                  Note 4.000% 4/1  693320AH6   16,055 13,670,000 PRN            SOLE             13,670,000
Placer Dome Inc           DBCV 2.750% 10/1 725906AK7   61,589 32,501,000 PRN            SOLE             32,501,000
Potash Corp of
 Saskatchewan             Com              73755L907   40,706    282,600  SH CALL       SOLE                282,600
Qualcomm Inc.             Com              747525953    9,026    200,000  SH  PUT       SOLE                200,000
Qwest Communications Intl
 Inc                      Note 3.500% 11/1 749121BY4   29,293 22,382,000 PRN            SOLE             22,382,000
Radio One Inc             CL D Non Vtg     75040P405      106    120,000  SH            SOLE                120,000
SBA Communications Corp   Note 4.000% 10/0 78388JAM8   27,273 18,500,000 PRN            SOLE             18,500,000
SUPERVALU Inc             Note   11/0      868536AP8    3,080  8,000,000 PRN            SOLE              8,000,000
Teleflex Inc              Note 3.875% 8/0  879369AA4    2,714  2,500,000 PRN            SOLE              2,500,000
Teradyne Inc              Note 4.500% 3/1  880770AE2   15,155  7,000,000 PRN            SOLE              7,000,000
Textron Inc               Note 4.500% 5/0  883203BN0   34,050 20,000,000 PRN            SOLE             20,000,000
Theravance Inc            Note 3.000% 1/1  88338TAA2    3,117  3,080,000 PRN            SOLE              3,080,000
Thoratec Corp             Note 1.380% 5/1  885175AB5    3,348  3,070,000 PRN            SOLE              3,070,000
United Parcel Service Inc Com              911312956   20,007    300,000  SH  PUT       SOLE                300,000
US Airways Group Inc      Note 7.250% 5/1  911905AC1    4,434  2,000,000 PRN            SOLE              2,000,000
USEC Inc                  Note 3.000% 10/0 90333EAC2    3,966  5,000,000 PRN            SOLE              5,000,000
Wells Fargo & Co          Com              949746101      545     21,700  SH            SOLE                 21,700
Westway Group Inc         *W EXP 05/24/201 96169B118      295     90,384  SH            SOLE                 90,384
Wyndham Worldwide Corp    Note 3.500% 5/0  98310WAC2   19,496  8,782,000 PRN            SOLE              8,782,000